Commitments	6 Months Ended
Jun. 30, 2020
Capital commitments [abstract]
Commitments
22	Commitments

(a)	Operating commitments
As of December 31, 2019 and June 30, 2020, future minimum operating commitments of the Group are RMB235 million and RMB466 million, respectively, which are mainly related to rental of bandwidth.

(b)	Contents royalty
As of December 31, 2019 and June 30, 2020, minimum royalty payments of the Group associated with its license agreements are RMB7,217 million and RMB
3,872
 million, respectively.

(c)	Investment commitments
As of December 31, 2019 and June 30, 2020, the Group had commitments of approximately RMB198 million and RMB116 million to invest in certain entities to hold the equity interest in such entities.